Schedule of investments

Delaware Healthcare Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.60% ✧
Biotechnology - 33.97%
ACADIA Pharmaceuticals †	194,776	$9,440,793
Alder Biopharmaceuticals =†	75,000	66,000
Alexion Pharmaceuticals †	20,000	2,244,800
Alkermes †	370,000	7,179,850
Allogene Therapeutics †	146,779	6,285,077
Alnylam Pharmaceuticals †	41,000	6,072,510
Arcus Biosciences †	400,000	9,896,000
Arena Pharmaceuticals †	525,000	33,048,750
Axovant Gene Therapies †	64,171	180,962
BioMarin Pharmaceutical †	112,000	13,814,080
Cellectis ADR †	219,675	3,910,215
Clovis Oncology †	250,200	1,688,850
Coherus Biosciences †	430,000	7,679,800
Dynavax Technologies †	760,000	6,741,200
Epizyme †	203,200	3,263,392
Exact Sciences †	90,000	7,824,600
Five Prime Therapeutics †	100,000	610,000
Fortress Biotech †	100,000	268,000
Galmed Pharmaceuticals †	306,010	1,462,728
Immunomedics †	167,862	5,949,029
Incyte †	40,000	4,158,800
Intellia Therapeutics †	20,000	420,400
Intercept Pharmaceuticals †	27,000	1,293,570
Karyopharm Therapeutics †	380,000	7,197,200
Lexicon Pharmaceuticals †	11,697	23,335
MacroGenics †	420,000	11,726,400
Madrigal Pharmaceuticals †	28,500	3,227,625
MEI Pharma †	600,000	2,478,000
Mersana Therapeutics †	150,000	3,510,000
Mirati Therapeutics †	165,000	18,838,050
Momenta Pharmaceuticals †	141,501	4,707,738
MorphoSys †	300,000	38,036,144
Mustang Bio †	120,000	381,600
Myriad Genetics †	135,000	1,530,900
Nektar Therapeutics †	256,385	5,937,877
Neurocrine Biosciences †	110,000	13,420,000
NextCure †	100,000	2,144,000
Portola Pharmaceuticals †	160,000	2,878,400
Proteostasis Therapeutics †	750,000	1,027,500
Provention Bio †	70,000	987,700
Puma Biotechnology †	61,255	638,890

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Schedule of investments

Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals †	90,000	$56,128,500
REGENXBIO †	149,000	5,487,670
Rigel Pharmaceuticals †	1,600,000	2,928,000
Rocket Pharmaceuticals †	58,000	1,213,940
Sangamo Therapeutics †	400,000	3,584,000
Sarepta Therapeutics †	23,000	3,687,820
Seattle Genetics †	95,000	16,142,400
Syndax Pharmaceuticals †	180,000	2,667,600
Ultragenyx Pharmaceutical †	70,000	5,475,400
uniQure †	706,166	31,819,840
United Therapeutics †	86,800	10,502,800
Vascular Biogenics †	200,000	256,000
Vertex Pharmaceuticals †	25,000	7,257,750
Viking Therapeutics †	330,100	2,380,021
Voyager Therapeutics †	5,700	71,934
Xencor †	129,191	4,184,496
XOMA †	3,466	68,488
		406,047,424
Blue Chip Medical Products - 42.30%
AbbVie	226,559	22,243,563
Amgen	246,964	58,248,929
AstraZeneca	110,000	11,448,183
AstraZeneca ADR	82,000	4,336,980
Biogen †	45,000	12,039,750
Boston Scientific †	380,000	13,341,800
Bristol-Myers Squibb	200,000	11,760,000
Chugai Pharmaceutical	840,000	44,973,588
Eli Lilly and Co.	181,446	29,789,804
Gilead Sciences	273,000	21,004,620
GlaxoSmithKline	541,253	10,933,144
GlaxoSmithKline ADR	309,300	12,616,347
Johnson & Johnson	100,000	14,063,000
Merck & Co.	295,000	22,812,350
Pfizer	604,600	19,770,420
Roche Holding	180,000	62,360,917
Sanofi	380,000	38,754,183
Sanofi ADR	1,360,000	69,428,000
Stryker	15,000	2,702,850
Teva Pharmaceutical Industries ADR †	530,000	6,534,900
UCB	60,000	6,962,788
Zimmer Biomet Holdings	80,000	9,548,800
		505,674,916

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(Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Healthcare Services - 7.71%
Anthem	67,000	$17,619,660
Change Healthcare †	25,532	285,958
Cigna	75,000	14,073,750
CVS Health	250,000	16,242,500
McKesson	12,862	1,973,288
Quest Diagnostics	48,000	5,470,080
UnitedHealth Group	120,000	35,394,000
Walgreens Boots Alliance	26,900	1,140,291
		92,199,527
Other - 11.63%
China Mobile ADR	240,000	8,073,600
Cia de Minas Buenaventura ADR	115,300	1,053,842
Coca-Cola Femsa ADR	300,000	13,155,000
Compugen †	580,000	8,711,600
Dell Technologies Class C †	102,600	5,636,844
Fannie Mae †	1,300,000	2,821,000
Federal Home Loan Mortgage †	1,050,000	2,299,500
Micron Technology †	1,234,000	63,575,680
Opera ADR †	184,700	1,662,300
QUALCOMM	100,000	9,121,000
SINA †	60,000	2,154,600
SK Telecom ADR	885,805	17,113,753
Sohu. com ADR †	390,722	3,598,550
		138,977,269
Small- / Mid-Cap Medical Products - 3.99%
ABIOMED †	10,000	2,415,600
Aerie Pharmaceuticals †	5,100	75,276
Halozyme Therapeutics †	230,000	6,166,300
InnoCare Pharma 144A #†	17,000	32,302
Inspire Medical Systems †	30,000	2,610,600
Intra-Cellular Therapies †	280,000	7,187,600
Mylan †	1,095,000	17,607,600
Perrigo	210,000	11,606,700
		47,701,978
Total Common Stock (cost $912,563,286)		1,190,601,114

Rights – 0.02%
Ambit Bioscience =†	76,500	0
Bristol-Myers Squibb †	80,000	286,400
Total Rights (cost $0)		286,400

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Schedule of investments

Delaware Healthcare Fund (Unaudited)

Total Value of Securities – 99.62%
(cost $912,563,286)	$1,190,887,514
Receivables and Other Assets Net of Liabilities – 0.38%	4,487,046
Net Assets Applicable to 43,321,404 Shares Outstanding – 100.00%	$1,195,374,560

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $32,302, which represents less than 0.01% of the Fund’s net assets.

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.

† Non-income producing security.

ADR – American Depositary Receipt

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